As filed with the Securities and Exchange Commission on August 12, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – June 30, 2016

ITEM 1. REPORT TO STOCKHOLDERS.

Phocas Real Estate Fund

Semi-Annual Report
June 30, 2016
(Unaudited)

PHOCAS REAL ESTATE FUND SCHEDULE OF INVESTMENTS JUNE 30, 2016

Shares	Security Description	Value
Common Stock (REITs) - 97.9%
Apartments - 14.5%
4,000	AvalonBay Communities, Inc.	$721,560
2,778	Camden Property Trust	245,631
5,064	Equity Residential	348,808
2,027	Essex Property Trust, Inc.	462,339
		1,778,338
Diversified - 9.0%
5,860	CoreSite Realty Corp.	519,723
5,197	QTS Realty Trust, Inc., Class A REIT	290,928
2,892	Vornado Realty Trust	289,547
		1,100,198
Diversified Financials - 4.2%
8,470	Colony Capital, Inc. REIT, Class A	130,014
7,678	Seritage Growth Properties REIT, Class A	382,672
		512,686
Health Care - 7.7%
11,012	Sabra Health Care REIT, Inc.	227,233
4,015	Ventas, Inc.	292,372
5,463	Welltower, Inc. REIT	416,117
		935,722
Industrial - 8.9%
18,712	First Industrial Realty Trust, Inc.	520,568
13,976	Rexford Industrial Realty, Inc. REIT	294,754
11,628	STAG Industrial, Inc.	276,862
		1,092,184
Lodging/Resorts - 3.5%
7,671	Chatham Lodging Trust	168,609
10,050	Pebblebrook Hotel Trust	263,812
		432,421
Manufactured Homes - 2.3%
3,590	Sun Communities, Inc.	275,138
Office - 20.2%
7,056	Alexandria Real Estate Equities, Inc.	730,437
2,825	Boston Properties, Inc.	372,618
11,968	Hudson Pacific Properties, Inc.	349,226
7,624	Kilroy Realty Corp.	505,395
3,884	New York REIT, Inc.	35,927
4,471	SL Green Realty Corp.	476,027
		2,469,630
Regional Malls - 9.7%
5,452	Simon Property Group, Inc.	1,182,539
Self Storage - 9.6%
9,641	Extra Space Storage, Inc.	892,178
13,733	National Storage Affiliates Trust REIT	285,921
		1,178,099
Shopping Centers - 8.3%
13,588	Acadia Realty Trust	482,646
7,985	Kite Realty Group Trust	223,819
3,753	Regency Centers Corp.	314,239
		1,020,704
Total Common Stock (REITs) (Cost $8,233,551)	11,977,659
Money Market Fund - 1.7%
200,106	Dreyfus Cash Management, 0.31% (a) (Cost $200,106)	200,106
Total Investments - 99.6% (Cost $8,433,657)*	$12,177,765
Other Assets & Liabilities, Net – 0.4%	54,995
Net Assets – 100.0%	$12,232,760

REIT	Real Estate Investment Trust
(a)	Variable rate security. Rate presented is as of June 30, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,883,595
Gross Unrealized Depreciation	(139,487)
Net Unrealized Appreciation	$3,744,108

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$11,977,659
Level 2 - Other Significant Observable Inputs	200,106
Level 3 - Significant Unobservable Inputs	-
Total	$12,177,765

The Level 1 value displayed in this table is Common Stock (REITs). The Level 2 valued displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
See Notes to Financial Statements.	1

PHOCAS REAL ESTATE FUND SCHEDULE OF INVESTMENTS JUNE 30, 2016

PORTFOLIO HOLDINGS
% of Total Investments
Apartments	14.6%
Diversified	9.0%
Diversified Financials	4.2%
Health Care	7.7%
Industrial	9.0%
Lodging/Resorts	3.5%
Manufactured Homes	2.3%
Office	20.3%
Regional Malls	9.7%
Self Storage	9.7%
Shopping Centers	8.4%
Money Market Fund	1.6%
100.0%

See Notes to Financial Statements.	2

PHOCAS REAL ESTATE FUND STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 2016

ASSETS
. Total investments, at value (Cost $8,433,657)	$12,177,765
Receivables:
Fund shares sold	99,950
Dividends	54,372
Prepaid expenses	2,979
Total Assets	12,335,066

LIABILITIES
Payables:
Investment securities purchased	87,300
Accrued Liabilities:
Investment advisor fees	755
Trustees' fees and expenses	167
Fund services fees	6,685
Other expenses	7,399
Total Liabilities	102,306

NET ASSETS	$12,232,760

COMPONENTS OF NET ASSETS
Paid-in capital	$8,039,056
Undistributed net investment income	151,545
Accumulated net realized gain	298,051
Net unrealized appreciation	3,744,108
NET ASSETS	$12,232,760
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	357,282
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$34.24
* Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.	3

PHOCAS REAL ESTATE FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED JUNE 30, 2016

INVESTMENT INCOME
Dividend income .	$234,507
Total Investment Income	234,507

EXPENSES
Investment advisor fees	41,481
Fund services fees	47,381
Custodian fees	2,511
Registration fees	943
Professional fees	22,345
Trustees' fees and expenses	1,613
Miscellaneous expenses	8,919
Total Expenses	125,193
Fees waived and expenses reimbursed	(42,231)
Net Expenses	82,962

NET INVESTMENT INCOME	151,545

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments	(51,670)
Net change in unrealized appreciation (depreciation) on investments	976,194
NET REALIZED AND UNREALIZED GAIN	924,524
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,076,069

See Notes to Financial Statements.	4

PHOCAS REAL ESTATE FUND STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
OPERATIONS
Net investment income	$151,545	$197,900
Net realized gain (loss)	(51,670)	710,194
Net change in unrealized appreciation (depreciation)	976,194	(791,734)
Increase in Net Assets Resulting from Operations	1,076,069	116,360

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	-	(127,117)
Net realized gain	-	(436,973)
Total Distributions to Shareholders	-	(564,090)

CAPITAL SHARE TRANSACTIONS
Sale of shares	605,465	1,983,740
Reinvestment of distributions	-	564,090
Redemption of shares	(500,444)	(1,830,078)
Increase in Net Assets from Capital Share Transactions	105,021	717,752
Increase in Net Assets	1,181,090	270,022

NET ASSETS
Beginning of Period	11,051,670	10,781,648
End of Period (Including line (a))	$12,232,760	$11,051,670

SHARE TRANSACTIONS
Sale of shares	19,136	60,274
Reinvestment of distributions	-	18,158
Redemption of shares	(15,753)	(56,878)
Increase in Shares	3,383	21,554

(a) Undistributed net investment income	$151,545	$-

See Notes to Financial Statements.	5

PHOCAS REAL ESTATE FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended June 30, 2016		For the Years Ended December 31,
			2015	2014	2013	2012	2011
NET ASSET VALUE, Beginning
of Period	$31.23		$32.44	$24.66	$23.30	$20.13	$18.71
INVESTMENT OPERATIONS
Net investment income	0.42	(a)	0.57 (a)	0.45 (a)	0.46 (a)	0.13	0.15
Net realized and unrealized
gain (loss)	2.59		(0.18)	7.35	1.09	3.23	1.32
Total from Investment Operations	3.01		0.39	7.80	1.55	3.36	1.47
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	—		(0.36)	(0.02)	(0.19)	(0.19)	(0.05)
Net realized gain	—		(1.24)	—	—	—	—
Total Distributions to Shareholders	—		(1.60)	(0.02)	(0.19)	(0.19)	(0.05)
NET ASSET VALUE, End
of Period	$34.24		$31.23	$32.44	$24.66	$23.30	$20.13
TOTAL RETURN	9.64	%(b)	1.28%	31.65%	6.64%	16.70%	7.89%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$12,233		$11,052	$10,782	$7,492	$5,092	$4,137
Ratios to Average Net Assets:
Net investment income	2.74	%(c)	1.75%	1.59%	1.83%	0.61%	0.74%
Net expenses	1.50	%(c)	1.50%	1.50%	1.50%	1.50%	1.50%
Gross expenses (d)	2.26	%(c)	2.30%	2.93%	3.85%	4.19%	4.38%
PORTFOLIO TURNOVER RATE	9	%(b)	30%	18%	29%	35%	18%

(a)	Calculated based on average shares outstanding during each period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	6

PHOCAS REAL ESTATE FUND NOTES TO FINANCIAL STATEMENTS JUNE 30, 2016

Note 1. Organization
The Phocas Real Estate Fund (the "Fund") is a non-diversified portfolio of Forum Funds II (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund commenced operations on September 29, 2006. The Fund seeks long-term total investment return through a combination of capital appreciation and current income.
On July 19, 2013, at a Special Meeting of Shareholders of the Phocas Real Estate Fund (the "Predecessor Fund"), a series of the Advisor Series Trust, the shareholders approved a proposal to reorganize the Predecessor Fund into the Fund, a newly created series of the Trust. The Fund is designed to be substantially similar from an investment perspective to the Predecessor Fund, and is managed by the same investment advisor. As a result of the reorganization, the Fund is now operating under the supervision of a different board of trustees. On August 1, 2013, the shares of the Predecessor Fund were, in effect, exchanged on a tax-free basis for shares of the Fund with the same aggregate value. No sales load, commission or other transactional fees were imposed on shareholders in connection with the tax-free exchange of their shares.
Note 2. Summary of Significant Accounting Policies
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Exchange-traded securities (such as shares of exchange-traded funds) and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Shares of non-exchange traded open-end mutual funds are valued at net asset value ("NAV"). Short-term investments that mature in 60 days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the Advisor, as defined in Note 3, believes that the values available are unreliable. The Trust's Valuation Committee, as defined in the Fund's registration statement, performs certain functions as they relate to the administration and oversight of the Fund's valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Advisor to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
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PHOCAS REAL ESTATE FUND NOTES TO FINANCIAL STATEMENTS JUNE 30, 2016

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The aggregate value by input level, as of June 30, 2016, for the Fund's investments is included at the end of the Fund's Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended ("Code"), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2016, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
REITs – The Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in the Fund's annual distributions to shareholders and, accordingly, a portion of the Fund's distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 90 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 3. Fees and Expenses
Investment Advisor – Phocas Financial Corporation (the "Advisor") is the investment advisor to the Fund. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund's distributor (the "Distributor"). The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the Fund's average daily net assets for providing distribution

8

PHOCAS REAL ESTATE FUND NOTES TO FINANCIAL STATEMENTS JUNE 30, 2016

and/or shareholder services to the Fund. The Distributor is not affiliated with the Advisor or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") or their affiliates.
Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees' fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expenses Reimbursed and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.50% through April 30, 2017. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended June 30, 2016, fees waived and expenses reimbursed were as follows:
Investment Advisor Fees Waived	Other Waivers	Total Fees Waived
$34,201	$8,030	$42,231

The Fund may repay the Advisor for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board and (3) does not cause net annual fund operating expenses of the Fund to exceed the expense cap in place at the time the fees were waived. As of June 30, 2016, the following amounts are subject to recapture by the Advisor:
	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
December 31, 2013	$66,789	December 31, 2016	$-
December 31, 2014	$115,574	December 31, 2017	$-
December 31, 2015	$75,110	December 31, 2018	$-
June 30, 2016	$34,201	December 31, 2019	$-

Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended June 30, 2016, were $1,276,064 and $966,421, respectively.
Note 6. Federal Income Tax
As of December 31, 2015, distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed Long-Term Gain	$346,852
Unrealized Appreciation	2,770,783
Total	$3,117,635

9

PHOCAS REAL ESTATE FUND NOTES TO FINANCIAL STATEMENTS JUNE 30, 2016

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and differences between book and tax treatment on distributions from REITs.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
10

PHOCAS REAL ESTATE FUND ADDITIONAL INFORMATION JUNE 30, 2016

Investment Advisory Agreement Approval
The investment advisory agreement between the investment adviser and the Trust must be approved for initial terms no greater than two years, and must be renewed at least annually thereafter by the in-person vote of the Trustees, including a majority of the Trustees who are not parties to the agreements or "interested persons" of any party thereto (the "Independent Trustees").

On June 10, 2016, the Trustees met in person with independent legal counsel to the Independent Trustees ("Independent Legal Counsel"), and others, and were joined by representatives of Phocas Financial Corporation (the "Adviser"), to consider information related to the approval of the investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser for the performance of investment advisory services to the Fund. A description of the Board's conclusions in approving the agreement follows.

In preparation for its June meeting of the Board of Trustees of the Trust ("June Meeting"), the Trustees were presented with a range of information to assist in their deliberations. Those materials included information from Broadridge Financial Solutions, Inc. ("Broadridge"), a leading independent source of data about the mutual fund industry, which compared the Fund's total contractual investment advisory fees, total expenses, and performance with an appropriate group of peer funds that were selected by Broadridge. The Trustees also received a memorandum from Independent Legal Counsel concerning their responsibilities with respect to the approval of the investment advisory agreement. The Independent Trustees met in executive session with Independent Legal Counsel while deliberating.

The Board also reviewed information provided by the Adviser concerning the following:

•	The nature and extent of the services provided by the Adviser, including information about the investment objective, policies and strategies applicable to the Fund;
•	The terms of the investment advisory agreement, including the fees payable under the agreement, and the commitment of the Adviser to provide expense caps and fee waivers for the Fund;
•	The personnel of the Adviser, including educational background, experience in the investment management industry, and the ability of the Adviser to retain qualified personnel;
•	The compliance program of the Adviser;
•	The financial condition and stability of the Adviser;
•	The potential for the Adviser to derive benefits that are ancillary to serving as an investment adviser to the Fund;
•	The investment performance of the Adviser with respect to the Fund;
•	The profitability of the Adviser, including information concerning the advisory fees of peer funds selected by Broadridge and considered to be comparable;
•	The performance of the Fund, including as compared to an appropriate group of peer funds selected by Broadridge; and
•	The investing philosophy of the Adviser.

At the June Meeting, the Trustees reviewed, evaluated, and discussed among themselves and with the Adviser and Independent Legal Counsel, among other things, the information referenced above. The Trustees also considered the overall reputation, capabilities, and commitment of the Adviser to provide high-quality services to the Fund. The Independent Trustees engaged in discussion and consideration amongst themselves, and with the Adviser and Independent Legal Counsel. The Trustees concluded that the nature and extent of the investment advisory services provided by the Adviser to the Fund were appropriate and consistent with the terms of the investment advisory agreement, including the amount of fees to be paid under the advisory agreement. At the June Meeting, the Board approved the investment advisory agreement. The Trustees agreed that no single factor was determinative of their decision to approve the investment advisory agreement.

Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (866) 746-2271 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. The Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (866) 746-2271 and on the SEC's website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and

11

PHOCAS REAL ESTATE FUND ADDITIONAL INFORMATION JUNE 30, 2016

copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, 12b-1 fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016, through June 30, 2016.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	January 1, 2016	June 30, 2016	Period*	Ratio*
Actual	$1,000.00	$1,096.36	$7.82	1.50%
Hypothetical (5% return before taxes)	$1,000.00	$1,017.40	$7.52	1.50%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 to reflect the half-year period.
12

PHOCAS REAL ESTATE FUND

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(866) 746-2271 (toll free)

INVESTMENT ADVISOR
Phocas Financial Corporation
980 Atlantic Avenue, Suite 106
Alameda, CA 94501

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information.

215-SAR-0616

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	August 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	August 3, 2016

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	August 3, 2016